Derivative Instruments (Details) - Centennial Resource Production, LLC (Centennial OpCo)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) $ / MMBTU $ / bbl	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) MMBTU $ / MMBTU $ / bbl bbl	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Derivative Instruments
Fair value derivative assets (liabilities), net	$ 300,000		$ 300,000		$ 21,100,000
Assets
Gross Amount, Asset	2,919,000		2,919,000		21,540,000
Netting Adjustment, Asset	(1,056,000)		(1,056,000)		(427,000)
Net Amounts Presented on the Balance Sheet, Asset	1,863,000		1,863,000		21,113,000
Liabilities
Gross Amount, Liability	1,670,000		1,670,000
Netting Adjustment, Liability	(113,000)		(113,000)
Net Amounts Presented on the Balance Sheet, Liability	1,557,000		1,557,000
Loss (gain) on derivative instruments	(1,741,000)	$ (13,344,000)	4,184,000	$ (12,320,000)
Losses due to counterparty non-performance	0		0		0
Current assets
Assets
Gross Amount, Asset	2,642,000		2,642,000		19,469,000
Netting Adjustment, Asset	(1,024,000)		(1,024,000)		(426,000)
Net Amounts Presented on the Balance Sheet, Asset	1,618,000		1,618,000		19,043,000
Noncurrent assets
Assets
Gross Amount, Asset	277,000		277,000		2,071,000
Netting Adjustment, Asset	(32,000)		(32,000)		(1,000)
Net Amounts Presented on the Balance Sheet, Asset	245,000		245,000		$ 2,070,000
Current liabilities
Liabilities
Gross Amount, Liability	1,011,000		1,011,000
Netting Adjustment, Liability	(11,000)		(11,000)
Net Amounts Presented on the Balance Sheet, Liability	1,000,000		1,000,000
Noncurrent liabilities
Liabilities
Gross Amount, Liability	659,000		659,000
Netting Adjustment, Liability	(102,000)		(102,000)
Net Amounts Presented on the Balance Sheet, Liability	$ 557,000		$ 557,000
Swap, 2016 | Crude Oil
Derivative Instruments
Notional volume (Bbl) | bbl			193,200
Weighted average floor price ($/unit) | $ / bbl	55.21		55.21
Swap, 2017 | Crude Oil
Derivative Instruments
Notional volume (Bbl) | bbl			675,250
Weighted average floor price ($/unit) | $ / bbl	50.41		50.41
Swap, 2017 | Natural Gas
Derivative Instruments
Notional volume (MMBtu) | MMBTU			1,460,000
Weighted average floor price ($/unit) | $ / MMBTU	2.94		2.94
Basis Swap, 2016 | Crude Oil
Derivative Instruments
Notional volume (Bbl) | bbl			320,300
Weighted average floor price ($/unit) | $ / bbl	0.45		0.45
Basis Swap, 2017 | Crude Oil
Derivative Instruments
Notional volume (Bbl) | bbl			127,750
Weighted average floor price ($/unit) | $ / bbl	0.20		0.20